Interim Condensed Consolidated Balance Sheets $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Current Assets
Cash and cash equivalents	$ 3,600	$ 28,260	$ 3,537	$ 27,476	$ 46,342
Accounts receivable, net	3,847	30,195	4,807	37,342	31,486
Inventories	1,223	9,602	1,481	11,502	14,088
Prepaid expenses and other current assets	441	3,462	474	3,679	6,017
Total current assets	9,111	71,519	10,299	79,999	97,933
Property, plant and equipment, net	124	973	144	1,118	1,244
Right-of-use assets	1,860	14,600	1,969	15,295	3,801
Total non-current assets	1,984	15,573	2,113	16,413	5,045
TOTAL ASSETS	11,095	87,092	12,412	96,412	102,978
Current liabilities
Bank loan - current	1,401	11,000	1,416	11,000	11,000
Accounts payable	1,696	13,309	1,960	15,223	18,482
Other payables and accrued liabilities	711	5,577	813	6,313	7,049
Lease liabilities - current	895	7,029	750	5,822	4,060
Amounts due to related parties	48	380	393	3,056	2,413
Total current liabilities	4,751	37,295	5,332	41,414	43,004
Non-current liabilities
Lease liabilities - non-current	967	7,587	1,221	9,482	198
TOTAL LIABILITIES	5,718	44,882	6,553	50,896	43,202
Commitments and contingencies
Shareholders’ equity
Preference shares value
Ordinary shares value	1	9	1	9	9
Additional paid-in capital	3,895	30,570	3,936	30,570	28,494
Statutory reserve	357	2,806	361	2,806	2,806
Retained earnings	1,199	9,413	1,704	13,239	28,721
Accumulated other comprehensive loss	(75)	(588)	(143)	(1,108)	(254)
Total shareholders' equity	5,377	42,210	5,859	45,516	59,776
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 11,095	$ 87,092	$ 12,412	$ 96,412	$ 102,978